Cash (Details) - Schedule of cash and cash equivalents	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 246,761,548		¥ 199,411,823
Overseas [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		$ 212,158,382		$ 196,642,333
China [Member] | Non VIE [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,238,532		1,316,167
China [Member] | VIEs [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 33,364,634		¥ 1,453,323